Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 6	$ 15	$ 13
Interest cost	28	34	56	68
Expected return on assets	(35)	(38)	(70)	(76)
Amortization of:
Actuarial loss	20	17	41	33
Net periodic benefit cost	20	19	42	38
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	4	4
Interest cost	12	13	24	26
Expected return on assets	(2)	(3)	(4)	(4)
Amortization of:
Prior service credit	(2)	(3)	(5)	(6)
Actuarial loss	6	2	13	3
Net periodic benefit cost	16	11	32	23
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	5	7	9
Interest cost	2	1	3	5
Amortization of:
Prior service credit		1		1
Actuarial loss	1		1
Net periodic benefit cost	$ 6	$ 7	$ 11	$ 15